Summary of significant accounting policies (Details - Changes in Level 3 financial instruments)	9 Months Ended
Sep. 30, 2024 USD ($)
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Financial instruments, ending balance	$ 620,012
Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Financial instruments, beginning balance	0
Purchases issuances and settlements	663,250
Unrealized losses	(43,238)
Financial instruments, ending balance	620,012
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Financial instruments, beginning balance	0
Purchases issuances and settlements	315,303
Unrealized losses	(6,339)
Financial instruments, ending balance	308,964
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Financial instruments, beginning balance	0
Purchases issuances and settlements	347,947
Unrealized losses	(36,899)
Financial instruments, ending balance	$ 311,048